Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000231837 [Member]
Shareholder Report [Line Items]
Fund Name	The Ambassador Fund
Class Name	The Ambassador Fund
Trading Symbol	EMPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-ambassador-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$71	1.40%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 511,869,740
Holdings Count | Holding	126
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$511,869,740
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Mona Lisa Re Ltd., 6/25/2027	3.5%
Lightning Re Series 2023-1, 3/31/2026	2.8%
Bridge Street Re Ltd., 1/7/2028	2.5%
Cape Lookout Re Ltd., 4/28/2026	1.9%
Consulate Re 2025-10, 4.044%, 12/31/2025	1.9%
Consulate Re 2025-11, 4.044%, 12/31/2025	1.8%
Recoletos Re DAC, 1/7/2028	1.8%
Tomoni Re Pte Ltd., 4/7/2026	1.8%
Consulate Re 2025-9A, 4.044%, 12/31/2025	1.6%
Sanders RE II Ltd., 4/8/2030	1.6%
Asset Allocation
Geography Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mona Lisa Re Ltd., 6/25/2027	3.5%
Lightning Re Series 2023-1, 3/31/2026	2.8%
Bridge Street Re Ltd., 1/7/2028	2.5%
Cape Lookout Re Ltd., 4/28/2026	1.9%
Consulate Re 2025-10, 4.044%, 12/31/2025	1.9%
Consulate Re 2025-11, 4.044%, 12/31/2025	1.8%
Recoletos Re DAC, 1/7/2028	1.8%
Tomoni Re Pte Ltd., 4/7/2026	1.8%
Consulate Re 2025-9A, 4.044%, 12/31/2025	1.6%
Sanders RE II Ltd., 4/8/2030	1.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237757 [Member]
Shareholder Report [Line Items]
Fund Name	The Diplomat Fund
Class Name	The Diplomat Fund
Trading Symbol	EMWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-diplomat-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$53	1.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 4,408,669
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,408,669
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 3.875%, 8/15/2033	53.2%
United States Treasury Note, 4.000%, 2/15/2034	39.3%
United States Treasury Note, 4.500%, 11/15/2033	4.3%
Asset Allocation

Largest Holdings [Text Block]	Top Holdings
United States Treasury Note, 3.875%, 8/15/2033	53.2%
United States Treasury Note, 4.000%, 2/15/2034	39.3%
United States Treasury Note, 4.500%, 11/15/2033	4.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.